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                 PRODUCT INFORMATION NOTICE DATED JULY 20, 2010

FUND NAME CHANGE:

Effective September 1, 2010, the Putnam VT New Opportunities Fund name will change to Putnam VT Multi-Cap Growth Fund.

              THIS NOTICE SHOULD BE RETAINED FOR FUTURE REFERENCE.

HV-8041